BORROWINGS - Additional Information (Details) $ in Millions, $ in Millions			3 Months Ended		6 Months Ended
	Apr. 21, 2022 USD ($)	May 24, 2021 USD ($)	Jun. 30, 2022 USD ($) extension	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) extension	Jun. 30, 2021 USD ($)	Apr. 21, 2022 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from corporate credit facility			$ 1,245	$ 1,539	$ 2,202	$ 1,830
Proceeds from corporate borrowings			474	244	474	244
(Repayment of) net proceeds from commercial paper program			(124)	406	(164)	496
Corporate Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity			$ 2,100		$ 2,100
Line of credit facility, unused capacity, commitment fee percentage			13		13
Subsidiary and corporate borrowings			$ 508		$ 508			$ 0
Letter of credit outstanding amount			$ 15		15			12
Proceeds from corporate credit facility					$ 508
Corporate Revolving Credit Facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			1.20%		1.20%
Medium-term Notes, Maturing September 11, 2028
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings			$ 544		$ 544			554
Medium-term Notes, Maturing September 11, 2028 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.20%		4.20%
Revolving credit facility with Brookfield
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity			$ 1,000		$ 1,000
Subsidiary and corporate borrowings			$ 0	$ 0	$ 0	$ 0		0
Borrowings, number of extensions | extension			8		8
Revolving credit facility with Brookfield | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			1.80%		1.80%
Medium-term Notes, Maturing October 9, 2029
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings			$ 544		$ 544			554
Medium-term Notes, Maturing October 9, 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.40%		3.40%
Subordinated Notes, Maturing May 24, 2081
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings			$ 250		$ 250			250
Subordinated Notes, Maturing May 24, 2081 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.00%		5.00%
Medium-term Notes, Maturing April 25, 2034
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings			$ 311		$ 311			0
Notional amount							$ 600
Finance costs	$ 3
Medium-term Notes, Maturing April 25, 2034 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.40%		5.40%
Medium-term Notes, Maturing April 25, 2034 Tranche One
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 400
Medium-term Notes, Maturing April 25, 2034 Tranche One | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							5.439%
Medium-term Notes, Maturing April 25, 2034 Tranche Two
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 200
Medium-term Notes, Maturing April 25, 2034 Tranche Two | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							5.789%
Medium-term Notes, Maturing September 1, 2032
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings			$ 388		$ 388			396
Medium-term Notes, Maturing September 1, 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.90%		2.90%
Commercial Paper
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings			$ 267		$ 267			$ 431
Commercial paper program, maximum borrowing capacity			$ 500		500
(Repayment of) net proceeds from commercial paper program					$ 164
Commercial Paper | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			1.90%		1.90%
Subordinated notes, Maturing May 24, 2081
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.00%
Subsidiary and corporate borrowings		$ 250
Finance costs		$ 6